Parent Company Only Condensed Financial Information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Net cash provided by (used in) operating activities	¥ (381,461)	$ (59,860)	¥ (901,888)	¥ (244,322)
Net cash used in investing activities	(14,156)	(2,221)	(337)	16,565
Net cash provided by (used in) financing activities	(158,410)	(24,858)	705,483	54,354
Effect of exchange rate changes on cash	(4,661)	(731)	(27,790)	1,132
Net decrease in cash, cash equivalents and restricted cash	(558,688)	(87,670)	(224,532)	(172,271)
Cash, cash equivalents and restricted cash at the beginning of the year	729,604	114,491	954,136	1,126,407
Cash, cash equivalents and restricted cash at the end of the year	170,916	$ 26,821	729,604	954,136
Secoo Holding Limited
Net cash provided by (used in) operating activities	(728)		(57,727)	(44,418)
Net cash used in investing activities			(625,722)	(118,794)
Net cash provided by (used in) financing activities			703,774
Effect of exchange rate changes on cash	(9)		(19,658)	775
Net decrease in cash, cash equivalents and restricted cash	(737)		667	(162,437)
Cash, cash equivalents and restricted cash at the beginning of the year	759		92	162,529
Cash, cash equivalents and restricted cash at the end of the year	¥ 22		¥ 759	¥ 92